Retirement Benefits Plans - Obligations and Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Funded status
Fair value of plan assets	$ 3,855	$ 2,653
United States pension liabilities [Member]
Funded status
Fair value of plan assets	2,607	1,664	1,572
Benefit obligations	(3,817)	(2,899)	(2,458)
Funded status	(1,210)	(1,235)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	0	0
Current liabilities	(15)	(12)
Non-current liabilities	(1,195)	(1,223)
Total	(1,210)	(1,235)
Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	1,618	1,601
Prior service cost (credit)	1	1
Other	2	0
Total	1,621	1,602	1,142
Non-United States pension liabilities [Member]
Funded status
Fair value of plan assets	1,248	989	937
Benefit obligations	(2,013)	(1,505)	(1,460)
Funded status	(765)	(516)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	71	78
Current liabilities	(27)	(24)
Non-current liabilities	(809)	(570)
Total	(765)	(516)
Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	550	348
Prior service cost (credit)	9	10
Other	0	0
Total	559	358	319
Other postretirement liabilities [Member]
Funded status
Fair value of plan assets	146	156	0
Benefit obligations	(948)	(853)	(826)
Funded status	(802)	(697)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	0	0
Current liabilities	(62)	(55)
Non-current liabilities	(740)	(642)
Total	(802)	(697)
Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	269	257
Prior service cost (credit)	(7)	(9)
Other	0	0
Total	$ 262	$ 248	$ 221